Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nuveen Investment Trust
Entity Central Index Key	0001013881
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000001703 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Multi Cap Value Fund
Class Name	Class I Shares
Trading Symbol	NQVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Multi Cap Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$44	0.82%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 889,855,139
Holdings Count | Holding	62
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$889,855,139

Total number of portfolio holdings	62

Portfolio turnover (%)	12%

Holdings [Text Block]
C000001702 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Multi Cap Value Fund
Class Name	Class C Shares
Trading Symbol	NQVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Multi Cap Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$96	1.82%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.82%	[2]
Net Assets	$ 889,855,139
Holdings Count | Holding	62
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$889,855,139

Total number of portfolio holdings	62

Portfolio turnover (%)	12%

Holdings [Text Block]
C000001700 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Multi Cap Value Fund
Class Name	Class A Shares
Trading Symbol	NQVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Multi Cap Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$57	1.07%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.07%	[3]
Net Assets	$ 889,855,139
Holdings Count | Holding	62
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$889,855,139

Total number of portfolio holdings	62

Portfolio turnover (%)	12%

Holdings [Text Block]
C000001704 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Opportunities Fund
Class Name	Class A Shares
Trading Symbol	NSCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$63	1.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%	[4]
Net Assets	$ 259,615,925
Holdings Count | Holding	66
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$259,615,925

Total number of portfolio holdings	66

Portfolio turnover (%)	37%

Holdings [Text Block]
C000001706 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Opportunities Fund
Class Name	Class C Shares
Trading Symbol	NSCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$102	1.95%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.95%	[5]
Net Assets	$ 259,615,925
Holdings Count | Holding	66
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$259,615,925

Total number of portfolio holdings	66

Portfolio turnover (%)	37%

Holdings [Text Block]
C000123977 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	NSCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$36	0.69%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[6]
Net Assets	$ 259,615,925
Holdings Count | Holding	66
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$259,615,925

Total number of portfolio holdings	66

Portfolio turnover (%)	37%

Holdings [Text Block]
C000001707 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Opportunities Fund
Class Name	Class I Shares
Trading Symbol	NSCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$50	0.95%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[7]
Net Assets	$ 259,615,925
Holdings Count | Holding	66
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$259,615,925

Total number of portfolio holdings	66

Portfolio turnover (%)	37%

Holdings [Text Block]
C000039985 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Opportunities Fund
Class Name	Class I Shares
Trading Symbol	NQCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Opportunities Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$40	0.75%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[8]
Net Assets	$ 27,735,475
Holdings Count | Holding	60
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$27,735,475

Total number of portfolio holdings	60

Portfolio turnover (%)	13%

Holdings [Text Block]
C000039984 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Opportunities Fund
Class Name	Class C Shares
Trading Symbol	NQCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Large Cap Value Opportunities Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$93	1.75%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.75%	[9]
Net Assets	$ 27,735,475
Holdings Count | Holding	60
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$27,735,475

Total number of portfolio holdings	60

Portfolio turnover (%)	13%

Holdings [Text Block]
C000039982 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Opportunities Fund
Class Name	Class A Shares
Trading Symbol	NQCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Value Opportunities Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$53	1.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[10]
Net Assets	$ 27,735,475
Holdings Count | Holding	60
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$27,735,475

Total number of portfolio holdings	60

Portfolio turnover (%)	13%

Holdings [Text Block]
C000039986 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	NSMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$69	1.31%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.31%	[11]
Net Assets	$ 102,799,035
Holdings Count | Holding	64
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$102,799,035

Total number of portfolio holdings	64

Portfolio turnover (%)	45%

Holdings [Text Block]
C000039988 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Value Fund
Class Name	Class C Shares
Trading Symbol	NSMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$109	2.06%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.06%	[12]
Net Assets	$ 102,799,035
Holdings Count | Holding	64
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$102,799,035

Total number of portfolio holdings	64

Portfolio turnover (%)	45%

Holdings [Text Block]
C000171397 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	NWQFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$49	0.92%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%	[13]
Net Assets	$ 102,799,035
Holdings Count | Holding	64
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$102,799,035

Total number of portfolio holdings	64

Portfolio turnover (%)	45%

Holdings [Text Block]
C000039989 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	NSMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$56	1.06%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%	[14]
Net Assets	$ 102,799,035
Holdings Count | Holding	64
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$102,799,035

Total number of portfolio holdings	64

Portfolio turnover (%)	45%

Holdings [Text Block]
C000079621 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Equity Income Fund
Class Name	Class I Shares
Trading Symbol	NQGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Global Equity Income Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$45	0.86%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[15]
Net Assets	$ 152,241,735
Holdings Count | Holding	60
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$152,241,735

Total number of portfolio holdings	60

Portfolio turnover (%)	18%

Holdings [Text Block]
C000079619 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Equity Income Fund
Class Name	Class C Shares
Trading Symbol	NQGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Global Equity Income Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$98	1.86%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.86%	[16]
Net Assets	$ 152,241,735
Holdings Count | Holding	60
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$152,241,735

Total number of portfolio holdings	60

Portfolio turnover (%)	18%

Holdings [Text Block]
C000079618 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Equity Income Fund
Class Name	Class A Shares
Trading Symbol	NQGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Global Equity Income Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$59	1.11%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%	[17]
Net Assets	$ 152,241,735
Holdings Count | Holding	60
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$152,241,735

Total number of portfolio holdings	60

Portfolio turnover (%)	18%

Holdings [Text Block]

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.
[9]	Annualized for period less than one year.
[10]	Annualized for period less than one year.
[11]	Annualized for period less than one year.
[12]	Annualized for period less than one year.
[13]	Annualized for period less than one year.
[14]	Annualized for period less than one year.
[15]	Annualized for period less than one year.
[16]	Annualized for period less than one year.
[17]	Annualized for period less than one year.